Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 845,000
Previously Paid Amount	0.00
Total Fee Amount	129.37
Total Offset Amount	0.00
Net Fee	129.37
Narrative - Max Aggregate Offering Price	$ 845,000
Final Prospectus	true